Revenue and other income - Summary Of Reconciliation Of Contract Assets And Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Asset [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance asset	$ 19,438	$ 34,724
Contract asset additions	29,823	21,525
Amounts transferred to trade receivables	(19,690)	(36,811)
Ending balance asset	28,656	19,438
Foreign currency adjustment	(915)
Contract Liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance liabilities	74,536	53,066
Customer prepayments	46,127	34,577
Revenue recognized	(26,782)	(13,107)
Foreign currency adjustment	51
Ending balance liabilities	$ 93,932	$ 74,536